BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—71.7%
COMMON STOCKS—64.5%
Brazil—3.5%
Eletromidia SA*	380,078	$744,138
Localiza Rent a Car SA*	173	1,986
Minerva SA	65,000	155,944
Sendas Distribuidora SA	306,800	1,164,094
		2,066,162
China—17.2%
Bank of Chengdu Co., Ltd., Class A†	446,500	965,066
Chengdu Wintrue Holding Co., Ltd., Class A†	72,900	122,392
China State Construction Engineering Corp., Ltd., Class A†	1,505,100	1,246,177
Fufeng Group Ltd.	321,000	204,504
Greentown China Holdings Ltd.	247,500	425,394
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A†	259,100	275,460
Muyuan Foods Co., Ltd., Class A†	116,481	786,692
Power Construction Corp. of China Ltd., Class A†	455,600	490,749
Proya Cosmetics Co., Ltd., Class A†	24,900	593,534
Rianlon Corp., Class A†	116,500	906,531
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A†	143,300	151,607
Tangshan Port Group Co., Ltd., Class A†	366,600	150,738
Tech-Bank Food Co., Ltd., Class A*†	913,830	806,509
Wens Foodstuffs Group Co., Ltd., Class A†	613,280	1,548,269
Xiamen Xiangyu Co., Ltd., Class A†	93,700	154,902
YTO Express Group Co., Ltd., Class A†	321,100	876,141
YTO Express Group Co., Ltd., Class A†	220,000	600,284
		10,304,949
Greece—0.4%
JUMBO SA	16,107	257,246
Hungary—0.7%
Richter Gedeon Nyrt	19,701	423,815
India—2.4%
Bajaj Auto Ltd.	9,898	456,618
Bharti Airtel Ltd.	35,267	368,550
Bharti Airtel Ltd.	4,783	27,335
Indian Hotels Co., Ltd.	37,235	148,395
Maruti Suzuki India Ltd.	1,308	144,626
PB Fintech Ltd.*	31,628	176,791
Power Grid Corp. of India Ltd.	45,855	126,519
		1,448,834
Indonesia—2.6%
Bank Mandiri Persero Tbk PT	2,330,200	1,571,864
		1,571,864
Israel—0.8%
Mizrahi Tefahot Bank Ltd.	12,592	467,857
Mexico—4.1%
Arca Continental SAB de CV	134,400	1,118,723
Grupo Bimbo SAB de CV, Class A	102,100	433,240
Grupo Financiero Banorte SAB de CV, Class O	111,200	892,470
Industrias Bachoco SAB de CV, Class B	1,200	5,140
		2,449,573
Poland—1.5%
Dino Polska SA*	11,165	917,635
Russia—–%
Fix Price Group Ltd. - GDR*‡	21,704	–
Singapore—4.0%
DBS Group Holdings Ltd.	44,100	1,150,073
Singapore Airlines Ltd.	96,700	392,318
United Overseas Bank Ltd.	37,000	853,127
		2,395,518
South Africa—0.8%
Life Healthcare Group Holdings Ltd.	84,151	84,848
Shoprite Holdings Ltd.	25,560	376,232
		461,080
South Korea—11.3%
GS Holdings Corp.	3,736	138,863
Hankook Tire & Technology Co., Ltd.	49,795	1,300,496
Hite Jinro Co., Ltd.	14,040	281,286
HL Mando Co., Ltd.	4,183	155,121
JYP Entertainment Corp.	5,570	260,332
Korean Air Lines Co., Ltd.*	26,473	519,373
Orion Corp.	3,492	313,573
Osstem Implant Co., Ltd.	10,770	920,872
SK Hynix, Inc.	43,098	2,844,469
		6,734,385
Taiwan—10.7%
Accton Technology Corp.	253,000	2,251,262
Asia Vital Components Co., Ltd.	17,000	63,335
Compeq Manufacturing Co., Ltd.	153,000	249,244
Delta Electronics, Inc.	31,000	306,550
Hiwin Technologies Corp.	54,617	333,345
Lotes Co., Ltd.	53,328	1,510,326
Nanya Technology Corp.	346,000	645,678
Voltronic Power Technology Corp.	6,000	340,526
Wiwynn Corp.	24,000	692,590
		6,392,856
Thailand—4.5%
AP Thailand PCL - NVDR	1,617,100	465,502
Kiatnakin Phatra Bank PCL - NVDR	550,800	1,123,515
Supalai PCL - NVDR	1,202,200	785,709
Thanachart Capital PCL	250,400	299,997
		2,674,723
TOTAL COMMON STOCKS
(Cost $36,842,627)		38,566,497
PREFERRED STOCKS—1.1%
South Korea—1.1%
Samsung Electronics Co., Ltd. 2.585%	15,243	655,475
TOTAL PREFERRED STOCKS
(Cost $285,774)		655,475
EXCHANGE TRADED FUNDS—0.2%
Thailand—0.2%
Jasmine Broadband Internet Infrastructure Fund	610,800	140,294
TOTAL EXCHANGE TRADED FUNDS
(Cost $210,578)		140,294

SHORT-TERM INVESTMENTS—5.9%
Tri-State Deposit, 3.20%(a)	1,292,981	1,292,981
U.S. Bank Money Market Deposit Account, 3.50%(a)	2,205,342	2,205,342
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,498,323)		3,498,323
TOTAL LONG POSITIONS—71.7%
(Cost $40,837,302)		42,860,589
SECURITIES SOLD SHORT—(0.1%)
COMMON STOCKS—(0.1%)
United Kingdom—(0.1%)
Antofagasta PLC	(4,212)	(72,879)
TOTAL COMMON STOCKS
(Proceeds $(74,356))		(72,879)
TOTAL SECURITIES SOLD SHORT—(0.1%)
(Proceeds $(74,356))		(72,879)
OTHER ASSETS IN EXCESS OF LIABILITIES—28.4%		16,934,364
NET ASSETS—100.0%		$59,722,074

GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of November 30, 2022.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors.
As of November 30, 2022, these securities amounted to $0 or 0.0% of net assets.

Contracts For Difference held by the Fund at November 30, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/16/2025	1.40%	Monthly	4,261	$131,247	$2,326
Raiffeisen Bank International AG	Morgan Stanley	9/19/2023	1.49	Monthly	13,070	204,419	571
						335,666	2,898
Brazil
Banco do Brasil SA	Morgan Stanley	9/19/2023	3.83	Monthly	177,700	1,208,784	–
Cielo SA	Morgan Stanley	9/19/2023	3.83	Monthly	2,266,800	2,093,542	–
Itau Unibanco Holding SA - SP ADR	Goldman Sachs	9/16/2025	3.83	Monthly	83,293	414,799	(2,247)
						3,717,125	(2,247)
Chile
Banco Santander Chile - ADR	Morgan Stanley	9/19/2023	3.83	Monthly	31,702	494,868	15,226

China
Alibaba Group Holding Ltd.	Goldman Sachs	9/16/2025	3.57	Monthly	21,100	215,837	2,444
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	9/16/2025	3.57	Monthly	8,029	703,019	66,246
JD.com, Inc. - ADR	Goldman Sachs	9/16/2025	3.57	Monthly	16,885	965,485	44,540
JD.com, Inc., Class A	Goldman Sachs	9/16/2025	2.82	Monthly	854	23,922	131
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	Goldman Sachs	9/16/2025	7.00	Monthly	251,600	297,287	32,660
Meihua Holdings Group Co., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	135,300	183,546	(1,150)
NetEase, Inc. - ADR	Bank of America	6/1/2023	3.28	Monthly	4,398	312,786	(2,608)
Pinduoduo, Inc. - ADR	Goldman Sachs	9/16/2025	3.87	Monthly	41,008	3,364,297	450,563
Shanghai International Port Group Co., Ltd., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	140,000	106,819	439
Tencent Holdings Ltd.	Goldman Sachs	9/16/2025	3.57	Monthly	11,700	430,196	(1,698)
Trip.com Group Ltd. - ADR	Goldman Sachs	9/16/2025	3.20	Monthly	49,775	1,590,312	131,354
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	Goldman Sachs	9/16/2025	3.57	Monthly	78,500	143,112	634
						8,336,618	723,555
India
Reliance Industries Ltd. - GDR	Goldman Sachs	9/16/2025	3.83	Monthly	2,046	135,343	2,985

Israel
Inmode Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	12,665	486,209	16,671
Mexico
Grupo Aeroportuario del Centro Norte SAB de CV - SP ADR	Goldman Sachs	9/16/2025	4.77	Monthly	12,075	839,455	(541)
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	Goldman Sachs	9/16/2025	4.80	Monthly	10,151	1,650,046	(108,303)
Grupo Comercial Chedraui SA de CV	Morgan Stanley	9/19/2023	3.83	Monthly	81,800	353,545	11,787
						2,843,046	(97,057)
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	9/18/2025	1.40	Monthly	37,545	828,274	16,743
Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	0.10	Monthly	316,240	–	(469,314)
Headhunter Group PLC - ADR	Morgan Stanley	9/19/2023	3.83	Monthly	7,725	–	(155)
Magnit PJSC - SP GDR	Goldman Sachs	9/16/2025	2.93	Monthly	37,249	–	(462)
Sberbank PJSC - SP ADR	Goldman Sachs	9/16/2025	4.14	Monthly	23,338	–	(1,057)
						–	(470,988)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	9/16/2025	3.83	Monthly	6,623	141,824	(7,140)

Singapore
DBS Group Holdings Ltd.	Goldman Sachs	9/16/2025	5.09	Monthly	20,951	541,808	(761)

South Korea
SK Hynix, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	5,167	333,014	(26,695)

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	9/18/2025	3.83	Monthly	5,251	83,253	1,980
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/18/2025	3.83	Monthly	1,433	118,910	3,671
						202,163	5,651
United States
Coupang, Inc., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	42,046	819,056	9,500
Total Long						19,215,014	188,341

Short
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	6/1/2023	3.28	Monthly	(42,800)	$ (105,240)	$ (6,878)
Hapvida Participacoes e Investimentos SA	Goldman Sachs	9/16/2025	3.83	Monthly	(251,932)	(250,022)	19,064
Klabin SA - UNIT	Morgan Stanley	9/19/2023	3.83	Monthly	(137,200)	(519,257)	75,220
Natura & Co. Holding SA	Morgan Stanley	9/19/2023	3.83	Monthly	(89,900)	(200,784)	13,451
OI SA	Goldman Sachs	9/16/2025	3.83	Monthly	(1,806,800)	(69,634)	(12,232)
Pagseguro Digital Ltd., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(6,894)	(72,594)	23,408
Suzano SA - SP ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(30,467)	(309,849)	21,963
						(1,527,380)	133,996
China
AAC Technologies Holdings, Inc.	Goldman Sachs	9/16/2025	2.82	Monthly	(77,500)	(178,199)	9,021
Bilibili, Inc. - SP ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(15,427)	(267,813)	(14,825)
China East Airlines Corp., Ltd., Class H	Goldman Sachs	9/16/2025	2.82	Monthly	(482,000)	(178,954)	(1,087)
China National Building Material Co., Ltd., Class H	Goldman Sachs	9/16/2025	3.49	Monthly	(86,000)	(75,530)	(3,579)
China Southern Airlines Co., Ltd., Class H	Goldman Sachs	9/16/2025	2.82	Monthly	(236,000)	(139,589)	(4,752)
Dali Foods Group Co., Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(621,000)	(293,369)	(11,734)
Flat Glass Group Co., Ltd., Class H	Bank of America	6/1/2023	0.13	Monthly	(184,000)	(474,667)	67,034
GDS Holdings Ltd. - ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(10,862)	(172,706)	7,965
Haidilao International Holding Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(61,000)	(149,319)	(16,142)
Hangzhou Silan Microelectronics Co., Ltd., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(31,600)	(161,916)	7,601
Hangzhou Silan Microelectronics Co., Ltd., Class A	Goldman Sachs	12/5/2025	3.83	Monthly	(18,512)	(96,452)	–
Hua Hong Semiconductor Ltd.	Goldman Sachs	9/16/2025	3.49	Monthly	(149,000)	(513,139)	23,258
Kanzhun Ltd. - ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(10,131)	(190,665)	(16,331)
Luxshare Precision Industry Co., Ltd., Class A	Morgan Stanley	9/19/2023	3.83	Monthly	(21,400)	(92,605)	11,138
Maxscend Microelectronics Co., Ltd., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(13,000)	(209,497)	9,602
NIO, Inc. - ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(22,320)	(285,250)	(28,058)
Shenzhen Goodix Technology Co., Ltd, Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(27,700)	(201,770)	4,926
Shenzhen Goodix Technology Co., Ltd, Class A	Morgan Stanley	12/5/2025	3.82	Monthly	(1,531)	(11,340)	–
Shenzhen Goodix Technology Co., Ltd, Class A	Morgan Stanley	9/19/2023	3.83	Monthly	(1,611)	(11,735)	284
Shenzhou International Group Holdings Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(23,800)	(212,224)	10,200
Skshu Paint Co., Ltd., Class A	HSBC	12/5/2025	3.82	Monthly	(32,700)	(560,699)	–
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(35,900)	(417,787)	32,487
Weibo Corp. - SP ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(14,800)	(235,912)	(8,497)
Will Semiconductor Co., Ltd., Shanghai, Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(33,635)	(382,782)	40,333
Wingtech Technology Co., Ltd., Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(34,500)	(266,033)	16,847
Xiaomi Corp., Class B	Goldman Sachs	9/16/2025	2.82	Monthly	(415,400)	(548,836)	31,221
Xinyi Solar Holdings Ltd.	Goldman Sachs	9/16/2025	3.49	Monthly	(104,000)	(119,965)	12,479
Yihai International Holding Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(124,000)	(384,179)	(46,625)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	9/16/2025	2.82	Monthly	(729,000)	(338,790)	15,917
						(7,171,722)	148,683
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(140,800)	(142,766)	(15,998)
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(351,000)	(278,159)	(27,696)
Techtronic Industries Co., Ltd.	Goldman Sachs	9/16/2025	3.49	Monthly	(43,000)	(510,873)	20,748
Xinyi Glass Holdings Ltd.	Goldman Sachs	9/16/2025	2.82	Monthly	(315,000)	(603,307)	(16,564)
						(1,535,105)	(39,510)
India
Infosys Ltd. - SP ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(29,323)	(596,723)	(13,497)
ReNew Energy Global PLC, Class A	Morgan Stanley	9/19/2023	3.08	Monthly	(19,577)	(118,832)	4,780
Wipro Ltd. - ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(103,879)	(531,860)	(12,958)
						(1,247,415)	(21,674)
Indonesia
Unilever Indonesia Tbk PT	Macquerie	9/19/2023	0.290501	Monthly	(121,000)	(36,920)	(1,047)
Unilever Indonesia Tbk PT	Citigroup	12/1/2025	3.82	Monthly	(287,400)	(87,691)	(1,595)
Unilever Indonesia Tbk PT	HSBC	12/2/2025	3.82	Monthly	(860,900)	(262,678)	–
						(387,289)	(2,642)
Israel
Camtek Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(6,900)	(168,291)	9,157
Nova Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(1,585)	(135,628)	6,385
Playtika Holding Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(9,020)	(85,239)	6,322
Wix.com Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(1,712)	(154,919)	1,442
						(544,077)	23,306
Japan
Lasertec Corp.	Goldman Sachs	9/16/2025	-0.08	Monthly	(3,600)	(655,268)	100,135
Murata Manufacturing Co., Ltd.	Goldman Sachs	9/16/2025	-0.08	Monthly	(6,400)	(345,931)	14,915
Taiyo Yuden Co., Ltd.	Goldman Sachs	9/16/2025	-0.08	Monthly	(6,500)	(205,464)	11,736
						(1,206,663)	126,785
Malaysia
Hartalega Holdings Bhd	HSBC	12/2/2025	3.82	Monthly	(175,100)	(68,111)	–
Top Glove Corp. Bhd	Morgan Stanley	9/19/2023	3.83	Monthly	(1,062,700)	(207,881)	18,279
						(275,992)	18,279
Mexico
Cemex SAB de CV - SP ADR	Bank of America	6/1/2023	3.28	Monthly	(34,671)	(158,446)	(2,655)
Grupo Mexico SAB de CV, Class B	Goldman Sachs	9/16/2025	3.83	Monthly	(51,800)	(210,755)	5,990
Kimberly-Clark de Mexico SAB de CV, Class A	Goldman Sachs	9/16/2025	3.83	Monthly	(109,300)	(185,981)	1,891
						(555,182)	5,226
Russia
VK Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(77,484)	–	139,969
Ozon Holdings PLC - ADR	Goldman Sachs	9/16/2025	3.83	Monthly	(27,082)	–	314,495
						–	454,463
Singapore
Starhub Ltd.	Goldman Sachs	9/16/2025	3.56	Monthly	(230,200)	(181,013)	(3,212)

South Africa
Capitec Bank Holdings Ltd.	Goldman Sachs	9/16/2025	6.82	Monthly	(4,331)	(507,455)	(11,690)
Kumba Iron Ore Ltd.	HSBC	12/5/2025	6.82	Monthly	(5,421)	(151,752)	–
Sappi Ltd.	Goldman Sachs	9/16/2025	6.82	Monthly	(49,105)	(139,412)	8,629
						(798,619)	(3,061)
South Korea
Amorepacific Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(5,978)	(591,522)	(14,807)
Chunbo Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(1,824)	(333,309)	26,482
DB HiTek Co., Ltd.	Bank of America	6/1/2023	3.83	Monthly	(5,025)	(169,932)	16,942
Hana Micron, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(44,973)	(368,282)	34,353
Hanon Systems	Morgan Stanley	9/19/2023	3.83	Monthly	(15,087)	(99,524)	2,469
Hansol Chemical Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(1,637)	(260,659)	484
Hybe Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(663)	(71,888)	(2,384)
Hyundai Motor Co.	Morgan Stanley	9/19/2023	3.83	Monthly	(1,304)	(167,097)	5,769
KakaoBank Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(21,341)	(405,347)	59,511
Kia Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(3,298)	(171,546)	104
KIWOOM Securities Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(7,495)	(522,834)	4,050
Krafton, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(3,480)	(598,976)	(17,871)
Kumho Petrochemical Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(2,564)	(290,646)	9,239
Leeno Industrial, Inc.	Morgan Stanley	9/19/2023	3.83	Monthly	(3,269)	(425,093)	(42,658)
LG Chem Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(146)	(81,920)	(3,174)
Lg Display Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(28,654)	(313,948)	9,243
LG Household & Health Care Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(808)	(401,902)	10,576
NAVER Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(3,209)	(455,005)	13,056
NCSoft Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(649)	(231,531)	(6,433)
Netmarble Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(13,399)	(497,313)	35,987
Samsung Electro-Mechanics Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(4,271)	(456,618)	7,340
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(2,220)	(123,890)	3,927
SK IE Technology Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(1,946)	(97,237)	(1,331)
TSE Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(3,591)	(113,542)	4,787
TSE Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(7,185)	(227,179)	9,560
						(7,476,740)	165,221
Taiwan
Acer, Inc.	Morgan Stanley	9/19/2023	3.83	Monthly	(711,000)	(565,938)	(3,900)
Advanced Wireless Semiconductor Co.	Goldman Sachs	9/16/2025	3.72	Monthly	(139,000)	(339,118)	(32,952)
Airtac International Group	Goldman Sachs	9/16/2025	3.83	Monthly	(9,000)	(275,194)	(11,144)
ASMedia Technology, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(17,000)	(407,597)	(8,163)
Asustek Computer, Inc.	Goldman Sachs	9/16/2025	3.95	Monthly	(64,000)	(550,840)	(31,016)
AUO Corp.	JPMorgan	9/18/2023	1.11	Monthly	(266,000)	(138,571)	16,748
Compal Electronics, Inc.	Goldman Sachs	9/16/2025	4.64	Monthly	(457,000)	(320,139)	3,173
Dyaco International, Inc.	HSBC	12/2/2025	3.82	Monthly	(72,000)	(92,954)	–
Elan Microelectronics Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(100,000)	(290,240)	(3,657)
Faraday Technology Corp.	Goldman Sachs	9/16/2025	2.33	Monthly	(94,000)	(512,498)	(6,221)
FocalTech Systems Co., Ltd.	HSBC	12/2/2025	3.82	Monthly	(52,000)	(110,543)	–
Formosa Plastics Corp.	Goldman Sachs	9/16/2025	0.00	Monthly	(51,000)	(148,847)	(4,915)
Giant Manufacturing Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(22,753)	(169,329)	7,179
HannStar Display Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(873,000)	(322,020)	16,371
Inventec Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(463,000)	(371,533)	12,736
Kinsus Interconnect Technology Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(142,000)	(562,845)	(7,929)
Mediatek, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(23,000)	(545,502)	(10,151)
Micro-Star International Co., Ltd.	Morgan Stanley	9/19/2023	3.83	Monthly	(95,000)	(378,088)	(1,557)
Nan Ya Plastics Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(147,000)	(365,770)	(14,121)
Nan Ya Printed Circuit Board Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(72,000)	(627,849)	(2,422)
Nantex Industry Co., Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(267,000)	(334,770)	(23,909)
Novatek Microelectronics Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(36,000)	(347,705)	1,353
Nuvoton Technology Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(42,000)	(164,437)	(6,756)
Nuvoton Technology Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(78,000)	(305,383)	(14,296)
Pan Jit International, Inc.	Morgan Stanley	9/19/2023	3.83	Monthly	(281,000)	(573,720)	(37,928)
Parade Technologies Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(20,000)	(513,824)	(10,543)
Powerchip Semiconductor Manufacturing Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(363,000)	(391,125)	10,575
Realtek Semiconductor Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(50,000)	(512,854)	(5,314)
SDI Corporation	Morgan Stanley	9/19/2023	3.83	Monthly	(85,000)	(286,033)	(10,059)
Silergy Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(32,000)	(465,936)	29,403
TSRC Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(324,000)	(289,347)	(6,407)
Unimicron Technology Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(115,000)	(578,619)	17,378
UPI Semiconductor Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(55,000)	(495,624)	(7,934)
USI Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(223,000)	(161,628)	(11,133)
Win Semiconductors Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(46,000)	(232,192)	(3,456)
Yageo Corp.	Morgan Stanley	9/19/2023	3.83	Monthly	(19,306)	(289,226)	(6,521)
						(13,037,838)	(167,489)
Thailand
COM7 PCL - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(548,600)	(493,919)	959
KCE Electronics - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(361,200)	(494,198)	319
Kerry Express Thailand - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(303,800)	(157,650)	(3,305)
Muangthai Capital PCL - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(472,800)	(496,061)	(5,623)
Siam Cement PCL, (The) - NVDR	Goldman Sachs	9/16/2025	3.83	Monthly	(50,100)	(477,346)	13,905
Sri Trang Agro-Industry PCL - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(865,800)	(466,474)	18,125
TOA Paint Thailand PCL - NVDR	Morgan Stanley	9/19/2023	3.83	Monthly	(195,800)	(187,388)	(8,688)
						(2,773,036)	15,692
United Kingdom
Antofagasta PLC	Goldman Sachs	9/18/2025	2.93	Monthly	(13,490)	(229,006)	(1,225)

United States
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(12,587)	(441,552)	33,955
Freeport-McMoRan, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(7,840)	(312,032)	(13,104)
Hess Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(1,971)	(283,647)	(5,416)
Southern Copper Corp.	Goldman Sachs	9/16/2025	3.83	Monthly	(2,007)	(122,467)	(4,764)
Synaptics, Inc.	Goldman Sachs	9/16/2025	3.83	Monthly	(2,817)	(298,517)	(1,899)
						(1,458,215)	8,772
Total Short						(40,405,292)	861,611
Net unrealized gain/(loss) on Contracts For Difference							$1,049,952

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Dynamic Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Common Stock
Brazil	$2,066,162	$2,066,162	$-		$-
China	10,304,949	-	10,304,949		-
Greece	257,246	-	257,246		-
Hungary	423,815	-	423,815		-
India	1,448,834	-	1,448,834		-
Indonesia	1,571,864	-	1,571,864		-
Israel	467,857	-	467,857		-
Mexico	2,449,573	2,449,573	-		-
Poland	917,635	-	917,635		-
Russia	-	-	-		- *
Singapore	2,395,518	-	2,395,518		-
South Africa	461,080	84,848	376,232		-
South Korea	6,734,385	-	6,734,385		-
Taiwan	6,392,856	-	6,392,856		-
Thailand	2,674,723	299,997	2,374,726		-
Preferred Stock
South Korea	655,475	-	655,475		-
Exchange Traded Funds
Thailand	140,294	140,294	-		-
Short-Term Investments	3,498,323	2,205,342	1,292,981		-
Contracts For Difference
Equity Contracts	2,364,678	1,910,359	-	*	454,463
Total Assets	$45,225,411	$9,156,575	$35,614,373		$454,463

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Securities Sold Short
United Kingdom	$(72,879)	$-	$(72,879)		$-
Contracts For Difference
Equity Contracts	(1,314,870)	(843,882)	-	*	(470,988)
Total Liabilities	$(1,387,749)	$(843,882)	$(72,879)		$(470,988)

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.